Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2022
Contingencies And Commitments [Abstract]
Summary of indemnities and other performance guarantees

	2022 US$m	2021 US$m
Contingent liabilities, indemnities and other performance guarantees(a)	498	441
(a)There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.
Summary of capital commitments

	2022 US$m	2021 US$m
Capital commitments excluding the Group's share of joint venture capital commitments
Within 1 year	2,313	2,324
Between 1 and 3 years	866	116
Between 3 and 5 years	86	38
After 5 years	89	73
Total	3,354	2,551

Group's share of joint venture capital commitments
Within 1 year	15	11
Between 1 and 3 years	—	—
Total	15	11

Summary of aggregate amount of future payment commitments under purchase obligations outstanding
The aggregate amount of future payment commitments under purchase obligations outstanding at 31 December was:

	2022 US$m	2021 US$m
Within 1 year	3,618	3,483
Between 1 and 2 years	2,091	1,660
Between 2 and 3 years	1,632	1,345
Between 3 and 4 years	1,309	1,080
Between 4 and 5 years	907	1,020
After 5 years	6,574	7,125
Total	16,131	15,713